Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package*
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report, or may change its format, at any time and without notice to any Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
N/A
Goldman, Sachs & Co.
Litton Loan Servicing LP
March 25, 2006
February 28, 2006
February 01, 2006
1
Payment Date Statement
2
Remittance Summary
3
Delinquency Summary
4
Mortgage Loan Characteristics
5
Delinquency History
6
CPR/CDR History
7
Bankruptcy Loan Detail
8
Foreclosure Loan Detail
9
REO Loan Detail
10
Prepayment & Liquidation Loan Detail
11
Material Modifications, Extentions, Waivers
12
Material Breaches
03/24/2006 2:55 pm
Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
27-Mar-06
Determination Date 15-Mar-06 Accrual Periods: Begin End
Record Date - Fixed Certificates 28-Feb-06 Libor Certificates 2/28/2006 3/26/2006
Record Date - Libor Certificates 24-Mar-06 Fixed Certificates 2/1/2006 2/28/2006
Payment Detail:
Pass
Realized
Applied Loss
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A-1 4.67500% $310,299,000.00 $310,299,000.00 $5,528,571.20 $1,087,985.87 $6,616,557.07 N/A N/A $304,770,428.80
A-2 4.78500% $224,955,000.00 $224,955,000.00 $0.00 $807,307.26 $807,307.26 N/A N/A $224,955,000.00
A-3 4.89500% $42,565,000.00 $42,565,000.00 $0.00 $156,266.76 $156,266.76 N/A N/A $42,565,000.00
M-1 4.96500% $23,213,000.00 $23,213,000.00 $0.00 $86,439.41 $86,439.41 $0.00 $0.00 $23,213,000.00
M-2 4.98500% $21,784,000.00 $21,784,000.00 $0.00 $81,444.93 $81,444.93 $0.00 $0.00 $21,784,000.00
M-3 5.00500% $12,857,000.00 $12,857,000.00 $0.00 $48,261.96 $48,261.96 $0.00 $0.00 $12,857,000.00
M-4 5.10500% $11,070,000.00 $11,070,000.00 $0.00 $42,384.26 $42,384.26 $0.00 $0.00 $11,070,000.00
M-5 5.12500% $10,714,000.00 $10,714,000.00 $0.00 $41,181.94 $41,181.94 $0.00 $0.00 $10,714,000.00
M-6 5.20500% $9,642,000.00 $9,642,000.00 $0.00 $37,639.96 $37,639.96 $0.00 $0.00 $9,642,000.00
B-1 5.74500% $9,285,000.00 $9,285,000.00 $0.00 $40,006.74 $40,006.74 $0.00 $0.00 $9,285,000.00
B-2 6.00000% $10,000,000.00 $10,000,000.00 $0.00 $50,000.00 $50,000.00 $0.00 $0.00 $10,000,000.00
B-3 6.00000% $6,428,000.00 $6,428,000.00 $0.00 $32,140.00 $32,140.00 $0.00 $0.00 $6,428,000.00
B-4 6.00000% $5,357,000.00 $5,357,000.00 $0.00 $26,785.00 $26,785.00 $0.00 $0.00 $5,357,000.00
B-5 6.00000% $7,142,000.00 $7,142,000.00 $0.00 $35,710.00 $35,710.00 $0.00 $0.00 $7,142,000.00
CE N/A $8,928,486.23 $8,928,486.23 $0.00 $1,198,545.73 $1,198,545.73 N/A N/A $8,928,486.23
P N/A $0.00 $0.00 $0.00 $82,650.21 $82,650.21 N/A N/A $0.00
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
R-X 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $714,239,486.23 $714,239,486.23 $5,528,571.20 $3,854,750.03 $9,383,321.23 $0.00 $0.00 $708,710,915.03
(1) Reflects the application of Net Funds Cap
(2) Reflects increase due to Unpaid Loss Amounts recovered
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A-1 362334EA8 $1,000.00000000 $17.81691594 $3.50625000 $0.00000000 $982.18308406 LIBOR 4.60500%
A-2 362334EB6 $1,000.00000000 $0.00000000 $3.58875002 $0.00000000 $1,000.00000000 SWAP LIBOR 4.60500%
A-3 362334EC4 $1,000.00000000 $0.00000000 $3.67125009 $0.00000000 $1,000.00000000
M-1 362334ED2 $1,000.00000000 $0.00000000 $3.72375005 $0.00000000 $1,000.00000000
M-2 362334EE0 $1,000.00000000 $0.00000000 $3.73875000 $0.00000000 $1,000.00000000
M-3 362334EF7 $1,000.00000000 $0.00000000 $3.75374971 $0.00000000 $1,000.00000000
M-4 362334EG5 $1,000.00000000 $0.00000000 $3.82874977 $0.00000000 $1,000.00000000
M-5 362334EH3 $1,000.00000000 $0.00000000 $3.84375023 $0.00000000 $1,000.00000000
M-6 362334EJ9 $1,000.00000000 $0.00000000 $3.90375026 $0.00000000 $1,000.00000000
B-1 362334EK6 $1,000.00000000 $0.00000000 $4.30874960 $0.00000000 $1,000.00000000
B-2 362334EQ3 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000
B-3 362334ER1 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000
B-4 362334ES9 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000
B-5 362334ET7 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000
CE 362334EN0 $1,000.00000000 $0.00000000 $134.23840270 $0.00000000 $1,000.00000000
P 362334EP5 N/A N/A N/A N/A N/A
R 362334EM2 N/A N/A N/A N/A N/A
R-X 362334EL4 N/A N/A N/A N/A N/A
GSAMP TRUST 2006-NC1
Mortgage Pass-Through Certificates, Series 2006-NC1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
27-Mar-06
GSAMP TRUST 2006-NC1
Mortgage Pass-Through Certificates, Series 2006-NC1
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Beginning
Interest
Allocation of
Total
Unpaid
Margin or
Unpaid Interest
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest
Interest
Class
Fix Rate
Amounts (1)
PT Rate
Relief Act
Paid
Unpaid
Paid (2)
Amounts
A-1 4.67500% $0.00 $1,087,985.87 $0.00 $0.00 $0.00 $0.00 $1,087,985.87 $0.00
A-2 4.78500% $0.00 $807,307.26 $0.00 $0.00 $0.00 $0.00 $807,307.26 $0.00
A-3 4.89500% $0.00 $156,266.76 $0.00 $0.00 $0.00 $0.00 $156,266.76 $0.00
M-1 4.96500% $0.00 $86,439.41 $0.00 $0.00 $0.00 $0.00 $86,439.41 $0.00
M-2 4.98500% $0.00 $81,444.93 $0.00 $0.00 $0.00 $0.00 $81,444.93 $0.00
M-3 5.00500% $0.00 $48,261.96 $0.00 $0.00 $0.00 $0.00 $48,261.96 $0.00
M-4 5.10500% $0.00 $42,384.26 $0.00 $0.00 $0.00 $0.00 $42,384.26 $0.00
M-5 5.12500% $0.00 $41,181.94 $0.00 $0.00 $0.00 $0.00 $41,181.94 $0.00
M-6 5.20500% $0.00 $37,639.96 $0.00 $0.00 $0.00 $0.00 $37,639.96 $0.00
B-1 5.74500% $0.00 $40,006.74 $0.00 $0.00 $0.00 $0.00 $40,006.74 $0.00
B-2 6.00000% $0.00 $50,000.00 $0.00 $0.00 $0.00 $0.00 $50,000.00 $0.00
B-3 6.00000% $0.00 $32,140.00 $0.00 $0.00 $0.00 $0.00 $32,140.00 $0.00
B-4 6.00000% $0.00 $26,785.00 $0.00 $0.00 $0.00 $0.00 $26,785.00 $0.00
B-5 6.00000% $0.00 $35,710.00 $0.00 $0.00 $0.00 $0.00 $35,710.00 $0.00
(1) Includes interest thereon
(2) Includes Applied Loss Amounts paid below
Applied Realized Loss Amount Detail:
Beginning
Applied
Applied
Current
Ending
Applied
Loss Amounts
Loss Amounts
Period
Applied
Class
Loss Amounts
Paid
Recoverd
Applied Losses
Loss Amounts
M-1 $0.00 $0.00 $0.00 $0.00 $0.00
M-2 $0.00 $0.00 $0.00 $0.00 $0.00
M-3 $0.00 $0.00 $0.00 $0.00 $0.00
M-4 $0.00 $0.00 $0.00 $0.00 $0.00
M-5 $0.00 $0.00 $0.00 $0.00 $0.00
M-6 $0.00 $0.00 $0.00 $0.00 $0.00
B-1 $0.00 $0.00 $0.00 $0.00 $0.00
B-2 $0.00 $0.00 $0.00 $0.00 $0.00
B-3 $0.00 $0.00 $0.00 $0.00 $0.00
B-4 $0.00 $0.00 $0.00 $0.00 $0.00
B-5 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
27-Mar-06
GSAMP TRUST 2006-NC1
Mortgage Pass-Through Certificates, Series 2006-NC1
STATEMENT TO CERTIFICATEHOLDERS
Excess Reserve Fund Account:
Miscellaneous:
Beginning Balance 0.00 Cumulative Recoveries 0.00
Deposit : required deposit from waterfall 0.00 Current P&I Advances 235,394.93
Withdrawal: for Basis Risk shortfalls 0.00 Outstanding P&I Advances 340,975.03
Ending Balance 0.00
Reconciliation:
Supplemental Interest Trust:
Available funds (A):
Deposit: Net Swap Receipt 0.00 Servicer remittance 9,634,125.83
Deposit: Termination Payment to trust 0.00 Net SWAP Receipts from Swap provider 0.00
Deposit / Withdrawal : Net Swap Payments to swap provider 248,721.40 9,634,125.83
Deposit / Withdrawal : Trust Termination Payment to swap provider 0.00 Distributions (B):
Withdrawal : to pay Unpaid Interest on certificates 0.00 Trustee fee 2,083.20
Withdrawal : to pay principal on certificates 0.00 Net SWAP Payments to SWAP provider from Swap Trust 248,721.40
Withdrawal : to pay Upper Tier Carryforward Amounts 0.00 Total interest distributed 3,854,750.03
Withdrawal : to pay Basis Risk shortfalls 0.00 Total principal distributed 5,528,571.20
Withdrawal : to pay Swap provider Default Termination payment 0.00 9,634,125.83
Withdrawal : to CE, remaining amounts 0.00
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
27-Mar-06
GSAMP TRUST 2006-NC1
Mortgage Pass-Through Certificates, Series 2006-NC1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Senior Enhancement Percentage (final) 19.249%
B) Ending collateral balance 708,710,915.03 Senior Enhancement Percentage for purposes of Stepdown 19.249%
C) Current Delinquency Rate (A/B) 0.000%
D) Rolling Three Month Delinquency Rate 0.000% The later of:
E) Senior Enhancement Percentage for Trigger 19.100% 1) the earlier of a) March 2009 NO
F) Applicable % 41.600% b) First payment date when Seniors are reduced to zero. NO
G) Applicable % times Senior Enhancement Percentage 7.946% 2) Date when Senior Enhancement % >= 38.2% NO
H) Cumulative Realized Losses 0.00
NO
I) Original Collateral Balance 714,239,486.23
J) Cumulative Loss % ( I / J) 0.000%
Overcollateralization:
K) Applicable Cumulative Loss Limit % (not applicable until March 2008) 100.000% Ending Overcollateralization Amount 8,928,486.23
Specified Overcollateralization Amount 8,928,486.23
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization deficiency amount 0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = G). NO Overcollateralization release amount 0.00
2) Cumulative Loss % exceeds applicable limit (J > K).
NO
NO
Excess interest distributions:
Excess available interest (A):
1,198,545.73
Event of Default
Relevant information:
1) As additional principal to certificates 0.00
A) Cumulatiave Loss % 0.00% 2) Unpaid Interest & Unpaid Realized Loss Amounts 0.00
B) Applicable Cumulative Loss Limit % (not applicable until March 2008) 100.00% 3) Basis Risk Payment to Excess Reserve Fund 0.00
NO
4) to Supp Interest Trust - Swap Term Payments 0.00
5) Remaining Amounts to CE 1,198,545.73
(B): 1,198,545.73
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Group 1
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
714,239,486.23
5,528,571.20
0.00
0.00
0.00
708,710,915.03
349,591.10
5,129,441.72
49,538.38
0.00
0.00
5,528,571.20
4,320,504.29
297,599.87
0.00
0.00
0.00
0.00
0.00
4,022,904.42
82,650.21
0.00
9,634,125.83
0.00
297,599.87
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Group 1
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Recoveries
3,218
3,192
0.9922590000
7.25892%
6.75542%
12.29950%
0.00
0
0.00
0.00
0.00
0.00
3,027,751.63
16
0
0.00
GROUP:
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Group 1
Total
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
3,189
708,110,657.15
708,419,027.40
3
600,257.88
601,297.72
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Delinquent
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
3,189
708,110,657.15
708,419,027.40
3
600,257.88
601,297.72
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Bankruptcy
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
GROUP:
DELINQUENCY SUMMARY
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Group 1
Foreclosure
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
REO
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Group 1
Count
Balance
%
0K to 100K
350 21,416,949.26 3.02%
100K to 200K
1,243 190,199,494.16 26.84%
200K to 300K
926 229,043,392.34 32.32%
300K to 400K
439 150,565,542.29 21.24%
400K to 500K
151 67,321,413.30 9.50%
500K to 600K
53 28,829,164.53 4.07%
600K to 700K
16 10,455,557.42 1.48%
700K to 800K
11 8,103,019.62 1.14%
800K to 900K
1 839,340.23 0.12%
900K to 1000K
2 1,937,041.88 0.27%
Total
3,192
708,710,915.03
100.00%
MORTGAGE LOAN CHARACTERISTIC
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
Group 1
0K to 100K 100K to 200K 200K to 300K 300K to 400K 400K to 500K 500K to 600K 600K to 700K 700K to 800K 800K to 900K 900K to 1000K
Balance
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Group 1
Count
Balance ($)
%
5.00% - 5.49%
10 2,418,622.58 0.34%
5.50% - 5.99%
179 50,577,020.78 7.14%
6.00% - 6.49%
409 101,730,866.98 14.35%
6.50% - 6.99%
700 171,718,276.24 24.23%
7.00% - 7.49%
509 118,013,845.11 16.65%
7.50% - 7.99%
564 124,578,754.46 17.58%
8.00% - 8.49%
285 56,756,299.99 8.01%
8.50% - 8.99%
253 51,169,251.55 7.22%
9.00% - 9.49%
104 17,645,326.89 2.49%
9.50% - 9.99%
76 8,045,527.67 1.14%
10.00% - 10.49%
27 2,080,538.46 0.29%
10.50% - 10.99%
33 1,945,084.89 0.27%
11.00% - 11.49%
22 1,025,806.62 0.14%
11.50% - 11.99%
13 522,810.85 0.07%
12.00% - 12.49%
7 445,807.13 0.06%
13.00% - 13.49%
1 37,074.83 0.01%
Total
3,192
708,710,915.03
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Margin: 7.26%
Group 1
Count
Balance ($)
%
3.00% - 3.99%
3 288,808.13 0.05%
4.00% - 4.99%
1 203,030.62 0.04%
5.00% - 5.99%
1,372 335,435,904.81 59.80%
6.00% - 6.99%
850 206,822,236.30 36.87%
7.00% - 7.99%
85 17,872,074.71 3.19%
8.00% - 8.99%
1 265,325.23 0.05%
Total
2,312
560,887,379.80
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.06%
Group 1
Count
Balance ($)
%
5.00% - 5.99%
174 49,574,011.97 8.84%
6.00% - 6.99%
803 207,909,586.40 37.07%
7.00% - 7.99%
833 195,363,103.33 34.83%
8.00% - 8.99%
409 89,502,897.77 15.96%
9.00% - 9.99%
83 17,173,682.01 3.06%
10.00% - 10.99%
9 1,232,537.12 0.22%
11.00% - 11.99%
1 131,561.20 0.02%
Total
2,312
560,887,379.80
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.22%
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Group 1
Count
Balance ($)
%
12.00% - 12.99%
178 50,205,125.59 8.95%
13.00% - 13.99%
802 207,684,758.87 37.03%
14.00% - 14.99%
833 195,552,952.98 34.86%
15.00% - 15.99%
407 89,061,531.07 15.88%
16.00% - 16.99%
82 17,018,912.97 3.03%
17.00% - 17.99%
9 1,232,537.12 0.22%
18.00% - 18.99%
1 131,561.20 0.02%
Total
2,312
560,887,379.80
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.22%
Group 1
Count
Balance ($)
%
6
2,312 560,887,379.80 100.00%
Total
2,312
560,887,379.80
100.00%
Frequency of Interest Rate Adjustments
Months
Group 1
Count
Balance ($)
%
6
2,312 560,887,379.80 100.00%
Total
2,312
560,887,379.80
100.00%
Frequency of Payment Adjustments
Months
Group 1
Count
Balance ($)
%
6 Month LIBOR
2,312 560,887,379.80 100.00%
Total
2,312
560,887,379.80
100.00%
Indices
Index
Group 1
Count
Balance ($)
%
2 Units
129 34,631,515.22 4.89%
3 Units
24 7,384,816.12 1.04%
4 Units
34 12,426,767.00 1.75%
Condominium
234 53,631,809.95 7.57%
High Rise Condo
7 1,415,515.90 0.20%
Low Rise Condo
43 4,913,274.97 0.69%
Planned Unit Development
466 101,340,478.39 14.30%
Single Family
2,254 492,868,172.13 69.54%
Townhouse
1 98,565.35 0.01%
Total
3,192
708,710,915.03
100.00%
Property Type
Type
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Group 1
Count
Balance ($)
%
2005
1,872 422,548,643.30 59.62%
2006
1,320 286,162,271.73 40.38%
Total
3,192
708,710,915.03
100.00%
Year of Origination
Year
Group 1
Count
Balance ($)
%
0.0 - 9.9
1 62,691.31 0.01%
10.0 - 19.9
19 998,396.77 0.14%
20.0 - 29.9
175 9,584,770.81 1.35%
30.0 - 39.9
65 9,696,312.55 1.37%
40.0 - 49.9
129 22,829,091.04 3.22%
50.0 - 59.9
348 68,311,336.03 9.64%
60.0 - 69.9
453 108,574,977.40 15.32%
70.0 - 79.9
446 105,232,527.36 14.85%
80.0 - 89.9
1,297 323,535,015.49 45.65%
90.0 - 99.9
253 58,491,257.51 8.25%
100.0 - 100.0
6 1,394,538.76 0.20%
Total
3,192
708,710,915.03
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 73
Group 1
Count
Balance ($)
%
97 - 120
1 54,332.07 0.01%
169 - 192
54 6,599,123.73 0.93%
217 - 240
25 2,819,101.98 0.40%
289 - 312
4 726,077.55 0.10%
337 - 360
1,975 414,078,467.46 58.43%
457 - 480
1,133 284,433,812.24 40.13%
Total
3,192
708,710,915.03
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 402
Group 1
Count
Balance ($)
%
97 - 120
1 54,332.07 0.01%
169 - 192
54 6,599,123.73 0.93%
217 - 240
25 2,819,101.98 0.40%
289 - 312
4 726,077.55 0.10%
337 - 360
3,108 698,512,279.70 98.56%
Total
3,192
708,710,915.03
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 354
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Group 1
Count
Balance ($)
%
97 - 120
1 54,332.07 0.01%
169 - 192
54 6,599,123.73 0.93%
217 - 240
25 2,819,101.98 0.40%
289 - 312
4 726,077.55 0.10%
337 - 360
1,975 414,078,467.46 58.43%
457 - 480
1,133 284,433,812.24 40.13%
Total
3,192
708,710,915.03
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 406
Group 1
Count
Balance ($)
%
97 - 120
1 54,332.07 0.01%
169 - 192
54 6,599,123.73 0.93%
217 - 240
25 2,819,101.98 0.40%
289 - 312
4 726,077.55 0.10%
337 - 360
3,108 698,512,279.70 98.56%
Total
3,192
708,710,915.03
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 358
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Group 1
Count
Balance ($)
%
ALABAMA
3 319,063.68 0.05%
ALASKA
4 732,422.03 0.10%
ARIZONA
252 46,923,965.38 6.62%
ARKANSAS
13 1,416,605.92 0.20%
CALIFORNIA
974 283,777,847.88 40.04%
COLORADO
47 9,105,282.17 1.28%
CONNECTICUT
24 4,685,559.81 0.66%
DELAWARE
5 1,020,876.98 0.14%
DISTRICT OF COLUMBIA
9 2,489,188.07 0.35%
FLORIDA
557 99,532,689.88 14.04%
GEORGIA
39 6,410,339.71 0.90%
HAWAII
70 20,282,923.88 2.86%
IDAHO
12 1,733,370.67 0.24%
ILLINOIS
99 20,320,291.90 2.87%
INDIANA
5 506,265.33 0.07%
IOWA
2 198,754.93 0.03%
KANSAS
7 965,893.43 0.14%
KENTUCKY
7 924,533.13 0.13%
LOUISIANA
8 817,376.85 0.12%
MAINE
16 2,541,605.66 0.36%
MARYLAND
74 15,463,017.13 2.18%
MASSACHUSETTS
62 13,902,189.60 1.96%
MICHIGAN
38 5,566,620.96 0.79%
MINNESOTA
67 11,983,997.50 1.69%
MISSISSIPPI
10 1,218,725.40 0.17%
MISSOURI
13 1,965,825.54 0.28%
MONTANA
12 1,577,377.91 0.22%
NEBRASKA
2 192,500.95 0.03%
NEVADA
102 20,178,642.97 2.85%
NEW HAMPSHIRE
16 3,048,936.98 0.43%
NEW JERSEY
85 18,734,185.16 2.64%
NEW MEXICO
4 972,374.52 0.14%
NEW YORK
137 38,855,123.39 5.48%
NORTH CAROLINA
4 483,699.76 0.07%
NORTH DAKOTA
2 146,420.08 0.02%
OHIO
17 2,374,125.19 0.33%
OKLAHOMA
3 247,396.19 0.03%
OREGON
54 8,818,273.07 1.24%
PENNSYLVANIA
38 6,523,065.03 0.92%
RHODE ISLAND
15 2,807,198.04 0.40%
SOUTH CAROLINA
3 366,275.15 0.05%
TENNESSEE
30 3,768,651.86 0.53%
TEXAS
121 16,105,284.06 2.27%
UTAH
14 2,770,434.75 0.39%
VERMONT
1 114,637.86 0.02%
VIRGINIA
54 13,578,486.89 1.92%
WASHINGTON
45 9,932,462.59 1.40%
WEST VIRGINIA
1 152,725.84 0.02%
WISCONSIN
14 1,996,639.88 0.28%
WYOMING
1 160,763.49 0.02%
Total
3,192
708,710,915.03
100.00%
Geographic Distribution by State
State
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
5
10
15
20
25
30
35
40
45
CALIFORNIA
FLORIDA
ARIZONA
NEW YORK
ILLINOIS
HAWAII
NEVADA
NEW JERSEY
TEXAS
MARYLAND
MASSACHUSETTS
VIRGINIA
MINNESOTA
WASHINGTON
COLORADO
OREGON
PENNSYLVANIA
GEORGIA
MICHIGAN
CONNECTICUT
TENNESSEE
NEW HAMPSHIRE
RHODE ISLAND
UTAH
MAINE
DISTRICT OF
COLUMBIA
OHIO
WISCONSIN
MISSOURI
IDAHO
MONTANA
ARKANSAS
MISSISSIPPI
DELAWARE
NEW MEXICO
KANSAS
KENTUCKY
LOUISIANA
ALASKA
INDIANA
NORTH CAROLINA
SOUTH CAROLINA
ALABAMA
OKLAHOMA
IOWA
NEBRASKA
WYOMING
WEST VIRGINIA
NORTH DAKOTA
VERMONT
%
Collateral Balance Distribution by State
GROUP 1
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
March 2006
Count
Balance ($)
30 - 59 days
3 600,257.88
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
Group 1
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
06
Balance ($)
30 - 59 days
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Group 1
Total
Current
Percentage
Amount ($)
8.37%
5,178,980.10
8.37%
5,178,980.10
Life CPR
Percentage
Amount ($)
8.37% 8.37%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Total
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
06
Group 1
Total
Percentage
CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
06
Group 1
Total
Percentage
CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
06
Group 1
Total
Amount ($)
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
26 5,142,500.00 5,129,441.72 0.00 714,239,486.23
0.72%
99.28%
1
Prepayment 0.72%
Liquidation 0.00%
Beginning Balance 99.28%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
15561335 254,000.00 252,758.89 252,506.84 0.00 0.00 0.00 N/A 02/22/2006 252.05 6.150%
0.000%
15561806 252,000.00 251,201.76 251,038.77 0.00 0.00 0.00 N/A 02/13/2006 162.99 8.350%
0.000%
15561947 105,000.00 104,593.58 104,510.80 0.00 0.00 0.00 N/A 02/21/2006 82.78 7.350%
0.000%
15562317 273,750.00 272,842.76 272,612.64 0.00 0.00 0.00 Voluntary PIF 02/28/2006 230.12 6.990%
0.000%
15564826 119,000.00 118,508.80 118,384.50 0.00 0.00 0.00 N/A 02/16/2006 124.30 5.850%
0.000%
15565211 252,750.00 252,323.98 252,179.86 0.00 0.00 0.00 N/A 02/17/2006 144.12 8.900%
0.000%
15565906 190,000.00 189,320.58 189,148.38 0.00 0.00 0.00 N/A 02/14/2006 172.20 6.600%
0.000%
15565997 103,920.00 103,812.88 103,785.63 0.00 0.00 0.00 N/A 02/14/2006 27.25 8.400%
0.000%
15571292 96,000.00 95,784.91 95,712.32 0.00 0.00 0.00 N/A 02/24/2006 72.59 7.500%
0.000%
15572639 193,500.00 193,392.56 193,338.29 0.00 0.00 0.00 N/A 02/16/2006 54.27 8.120%
0.000%
15573751 130,000.00 129,568.99 129,481.03 0.00 0.00 0.00 N/A 02/16/2006 87.96 8.125%
0.000%
15593676 120,000.00 119,392.44 119,269.11 0.00 0.00 0.00 N/A 02/15/2006 123.33 5.963%
0.000%
15593809 160,000.00 159,374.50 159,247.11 0.00 0.00 0.00 N/A 02/22/2006 127.39 7.300%
0.000%
15594203 240,000.00 240,000.00 240,000.00 0.00 0.00 0.00 Voluntary PIF 02/28/2006 0.00 6.800%
0.000%
15594997 70,000.00 69,855.40 69,818.54 0.00 0.00 0.00 N/A 02/09/2006 36.86 9.325%
0.000%
15595325 250,000.00 249,123.22 248,900.96 0.00 0.00 0.00 Voluntary PIF 02/28/2006 222.26 6.700%
0.000%
15595440 304,000.00 303,989.93 303,989.93 0.00 0.00 0.00 Voluntary PIF 02/24/2006 0.00 8.250%
0.000%
15598097 157,500.00 157,187.24 157,081.57 0.00 0.00 0.00 Voluntary PIF 02/28/2006 105.67 8.100%
0.000%
15598519 142,000.00 141,843.46 141,790.66 0.00 0.00 0.00 Voluntary PIF 02/24/2006 52.80 7.150%
0.000%
15600356 275,000.00 274,546.96 274,318.46 0.00 0.00 0.00 N/A 02/14/2006 228.50 6.990%
0.000%
15600687 323,000.00 322,728.53 322,636.82 0.00 0.00 0.00 N/A 02/15/2006 91.71 8.100%
0.000%
15602105 234,000.00 233,848.45 233,797.17 0.00 0.00 0.00 N/A 02/22/2006 51.28 8.990%
0.000%
15603426 356,000.00 355,830.71 355,745.15 0.00 0.00 0.00 N/A 02/13/2006 85.56 8.650%
0.000%
15605876 186,000.00 185,920.22 185,879.88 0.00 0.00 0.00 N/A 02/24/2006 40.34 9.000%
0.000%
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
15607534 324,000.00 323,480.26 323,218.07 0.00 0.00 0.00 N/A 02/23/2006 262.19 7.125%
0.000%
15607823 31,080.00 31,059.58 31,049.23 0.00 0.00 0.00 Voluntary PIF 02/28/2006 10.35 11.400%
0.000%
Total:
26
5,142,500.00
5,132,290.59
2,848.87
5,129,441.72
0.00
0.00
0.00
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
The trustee is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENTIONS, WAIVERS LOAN DETAIL REPORT
03/24/2006 2:55 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
The trustee is not aware of any material breaches of pool asset representations or warranties or transaction covenants. #
MATERIAL BREACHES LOAN DETAIL REPORT
03/24/2006 2:55 pm